RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
Schedule of transactions with related parties

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Online advertising revenue:
Yandex.Market	469	805	290	3.9
Revenues from subleasing and other services:
Yandex.Market	1,001	1,738	1,141	15.4
Yandex.Money	51	37	22	0.3
Fees for online payment commissions:
Yandex.Money	432	783	314	4.3
Cost of revenues:
Yandex.Market	—	29	8	0.1
Yandex.Money	—	—	86	1.2

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Accounts receivable:
Yandex.Market	407	302	—	—
Yandex.Money	37	31	—	—
Total accounts receivables from related parties:	444	333	—	—
Prepaid expenses and other current assets:
Yandex.Market	—	16	—	—
Yandex.Money	307	76	—	—
Total prepaid expenses and other current assets from related parties:	307	92	—	—
Accounts payable:
Yandex.Market	70	11	—	—
Yandex.Money	—	13	—	—
Total accounts payables from related parties:	70	24	—	—